Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

Supplement dated December 8, 2014 to the

Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective December 16, 2014, the name of the MML PIMCO Total Return Fund (the “Fund”) will be changed to the MML Total Return Bond Fund.

Effective December 16, 2014, Metropolitan West Asset Management, LLC (“MetWest”) will replace Pacific Investment Management Company LLC (“PIMCO”) as subadviser to the Fund.

Effective December 16, 2014, the following information will replace the information found on page 81 under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II		Service Class I
Management Fee	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	N/A		.25%
Other Expenses	.19%		.19%
Total Annual Fund Operating Expenses	.69%		.94%
Fee Waiver and Expense Reimbursement	(.09%	)	(.09%	)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)	.60%		.85%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to (i) waive .05% of the management fees of the Fund and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2016, to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .60% and .85% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$61	$208	$372	$847
Service Class I	$87	$287	$508	$1,143

Effective December 16, 2014, the following information will replace the information found under Principal Investment Strategies on pages 81-82 for the Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser, Metropolitan West Asset Management, LLC (“MetWest”), to be of comparable quality). These typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, municipal securities, private placements, and Rule 144A securities. These investments may have interest rates that are fixed, variable, or floating. The Fund invests in securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities). The subadviser focuses the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon, or maturity) that the subadviser believes to be relatively undervalued.

The Fund may invest up to 20% of its net assets in below investment grade fixed income securities (“junk” or “high yield” bonds), including securities in default and bank loans. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser considers doing so would be consistent with the Fund’s investment objective.

The Fund may invest up to 25% of its total assets in foreign securities that are denominated in U.S. dollars. The Fund may also invest up to 15% of its total assets in foreign securities that are not denominated in U.S. dollars and up to 10% of its total assets in emerging market foreign securities.

The Fund may but will not necessarily engage in foreign currency forward transactions to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, and swap contracts for hedging or investment purposes as a substitute for investing directly in securities or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage.

The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally short sell up to 25% of the value of its total assets for hedging or investment purposes.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

MetWest intends for the Fund’s portfolio duration to be between two to eight years. The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

MetWest employs a value-oriented fixed income management philosophy with a goal of consistently outperforming the portfolio benchmark while maintaining volatility similar to the benchmark. The investment process is predicated on a long-term economic outlook, which is determined by the investment team on a quarterly basis and is reviewed constantly. Investments are characterized by diversification among the sectors of the fixed income marketplace. The investment management team seeks to achieve the desired outperformance through the measured and disciplined application of five fixed income management strategies which include duration management, yield curve positioning, sector allocation, security selection, and opportunistic execution.

The first three strategies are top-down in orientation and start with a decision of where within the plus-or-minus one year range around the benchmark the duration should be established. Then comes a determination of how the overall average duration is to be effected – with a concentration of intermediate maturity issues or a combination of long- and short-term issues. The relative value decision regarding where to overweight/underweight sectors, including governments, agencies, corporates, mortgages, or asset-backed securities, is dependent on the current market environment. Bottom-up security selection involves the day-to-day fundamental analysis of available bond market opportunities, while execution is characterized by the aggressive and informed negotiation of the prices at which transactions take place.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective December 16, 2014, the following information will supplement the information found under Principal Risks on pages 83 and 84 for the Fund:

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Effective December 16, 2014, the following Principal Risks found on pages 83 and 84 for the Fund will be deleted:

Convertible Securities Risk, Preferred Stock Risk, and Reverse Repurchase Agreement Transaction Risk

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML PIMCO Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

Supplement dated December 8, 2014 to the

Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective December 16, 2014, the name of the MML PIMCO Total Return Fund (the “Fund”) will be changed to the MML Total Return Bond Fund.

Effective December 16, 2014, Metropolitan West Asset Management, LLC (“MetWest”) will replace Pacific Investment Management Company LLC (“PIMCO”) as subadviser to the Fund.

Effective December 16, 2014, the following information will replace the information found on page 81 under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II		Service Class I
Management Fee	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	N/A		.25%
Other Expenses	.19%		.19%
Total Annual Fund Operating Expenses	.69%		.94%
Fee Waiver and Expense Reimbursement	(.09%	)	(.09%	)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)	.60%		.85%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to (i) waive .05% of the management fees of the Fund and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2016, to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .60% and .85% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$61	$208	$372	$847
Service Class I	$87	$287	$508	$1,143

Effective December 16, 2014, the following information will replace the information found under Principal Investment Strategies on pages 81-82 for the Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser, Metropolitan West Asset Management, LLC (“MetWest”), to be of comparable quality). These typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, municipal securities, private placements, and Rule 144A securities. These investments may have interest rates that are fixed, variable, or floating. The Fund invests in securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities). The subadviser focuses the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon, or maturity) that the subadviser believes to be relatively undervalued.

The Fund may invest up to 20% of its net assets in below investment grade fixed income securities (“junk” or “high yield” bonds), including securities in default and bank loans. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser considers doing so would be consistent with the Fund’s investment objective.

The Fund may invest up to 25% of its total assets in foreign securities that are denominated in U.S. dollars. The Fund may also invest up to 15% of its total assets in foreign securities that are not denominated in U.S. dollars and up to 10% of its total assets in emerging market foreign securities.

The Fund may but will not necessarily engage in foreign currency forward transactions to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, and swap contracts for hedging or investment purposes as a substitute for investing directly in securities or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage.

The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally short sell up to 25% of the value of its total assets for hedging or investment purposes.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

MetWest intends for the Fund’s portfolio duration to be between two to eight years. The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

MetWest employs a value-oriented fixed income management philosophy with a goal of consistently outperforming the portfolio benchmark while maintaining volatility similar to the benchmark. The investment process is predicated on a long-term economic outlook, which is determined by the investment team on a quarterly basis and is reviewed constantly. Investments are characterized by diversification among the sectors of the fixed income marketplace. The investment management team seeks to achieve the desired outperformance through the measured and disciplined application of five fixed income management strategies which include duration management, yield curve positioning, sector allocation, security selection, and opportunistic execution.

The first three strategies are top-down in orientation and start with a decision of where within the plus-or-minus one year range around the benchmark the duration should be established. Then comes a determination of how the overall average duration is to be effected – with a concentration of intermediate maturity issues or a combination of long- and short-term issues. The relative value decision regarding where to overweight/underweight sectors, including governments, agencies, corporates, mortgages, or asset-backed securities, is dependent on the current market environment. Bottom-up security selection involves the day-to-day fundamental analysis of available bond market opportunities, while execution is characterized by the aggressive and informed negotiation of the prices at which transactions take place.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective December 16, 2014, the following information will supplement the information found under Principal Risks on pages 83 and 84 for the Fund:

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Effective December 16, 2014, the following Principal Risks found on pages 83 and 84 for the Fund will be deleted:

Convertible Securities Risk, Preferred Stock Risk, and Reverse Repurchase Agreement Transaction Risk

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE